Summary of Principal Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Disaggregate revenue	$ 26,105,600	$ 36,184,000
Membership and top-up streaming services [Member]
Disaggregation of Revenue [Line Items]
Disaggregate revenue	21,620,200	31,586,800
Online advertising services [Member]
Disaggregation of Revenue [Line Items]
Disaggregate revenue	2,616,500	3,698,500
Content licensing business [Member]
Disaggregation of Revenue [Line Items]
Disaggregate revenue	$ 1,868,900	$ 898,700